T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 4.9%

Diversified Telecommunication Services 0.6%
ATN International	2,900	146
Bandwidth, Class A (1)(2)	3,000	524
Cogent Communications Holdings	7,800	468
GCI Liberty, Class A (1)	21,362	1,751
IDT, Class B (1)	5,342	35
Iridium Communications (1)	13,518	346
Liberty Global, Class A (1)	25,434	534
Liberty Global, Series C (1)	53,228	1,093
Liberty Latin America, Class A (1)	18,329	151
Liberty Latin America, Class C (1)	34,138	278
ORBCOMM (1)	94,600	322
Vonage Holdings (1)	40,400	413
		6,061
Entertainment 0.9%
Cinemark Holdings (2)	11,313	113
Glu Mobile (1)	52,000	399
Liberty Media - Liberty Formula One, Class A (1)	7,700	258
Liberty Media - Liberty Formula One, Class C (1)	39,100	1,418
Lions Gate Entertainment, Class B (1)	9,500	83
Madison Square Garden Entertainment (1)	3,921	269
Madison Square Garden Sports (1)	3,021	455
Roku (1)	16,814	3,174
Warner Music Group, Class A	13,700	394
World Wrestling Entertainment, Class A	9,800	397
Zynga, Class A (1)	132,837	1,211
		8,171
Interactive Media & Services 1.8%
Cargurus (1)	3,000	65
Cars. com (1)	5,100	41
IAC/InterActiveCorp (1)	12,430	1,489
Match Group (1)	37,128	4,108

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pinterest, Class A (1)	65,100	2,702
Snap, Class A (1)	137,242	3,584
TripAdvisor	17,900	351
TrueCar (1)	98,800	494
Yelp (1)	20,100	404
Zedge, Class B (1)	4,980	7
Zillow Group, Class A (1)	9,241	938
Zillow Group, Class C (1)(2)	23,182	2,355
		16,538
Media 1.5%
Altice USA, Class A (1)	44,500	1,157
AMC Networks, Class A (1)	9,000	222
Cable One	1,000	1,885
Cardlytics (1)(2)	6,234	440
Clear Channel Outdoor Holdings (1)	47,200	47
EW Scripps, Class A	29,545	338
John Wiley & Sons, Class A	5,770	183
Liberty Broadband, Class A (1)	5,575	791
Liberty Broadband, Class C (1)	25,950	3,707
Liberty Media - Liberty SiriusXM, Class A (1)	10,900	362
Liberty Media - Liberty SiriusXM, Class C (1)	25,417	841
Media General, CVR (1)(3)	21,600	2
Meredith	5,300	69
MSG Networks, Class A (1)(2)	15,664	150
New York Times, Class A	18,500	792
Nexstar Media Group, Class A	4,797	431
Salem Media (2)	20,450	19
Scholastic	11,420	240
Sinclair Broadcast Group, Class A (2)	18,810	362
Sirius XM Holdings (2)	185,487	994
TechTarget (1)	900	40
TEGNA	18,016	212
Tribune Publishing	12,900	150
		13,434
Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications	5,400	240

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Telephone & Data Systems	22,685	418
United States Cellular (1)	3,293	97
		755
Total Communication Services		44,959
CONSUMER DISCRETIONARY 16.1%

Auto Components 0.8%
Adient (1)	18,900	328
Autoliv	11,600	845
Cooper Tire & Rubber	3,300	105
Dana	26,600	328
Delphi Technologies (1)	1,700	28
Dorman Products (1)	5,500	497
Fox Factory Holding (1)	7,500	557
Gentex	26,120	673
Gentherm (1)	9,300	380
Goodyear Tire & Rubber	47,898	367
Horizon Global (1)	46,100	265
LCI Industries	4,600	489
Lear	7,000	763
Motorcar Parts of America (1)	9,700	151
Standard Motor Products	8,150	364
Stoneridge (1)	14,100	259
Tenneco, Class A (1)(2)	28,050	195
Veoneer (1)(2)	5,000	74
Visteon (1)	6,200	429
Workhorse Group (1)(2)	4,500	114
		7,211
Automobiles 5.8%
Harley-Davidson	10,000	246
Tesla (1)	119,440	51,241
Thor Industries	10,900	1,038
Winnebago Industries	7,420	383
		52,908
Distributors 0.3%
Core-Mark Holding	11,690	338

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pool	6,777	2,267
		2,605
Diversified Consumer Services 0.9%
Adtalem Global Education (1)	6,700	164
Bright Horizons Family Solutions (1)	11,189	1,701
Carriage Services	7,200	161
Chegg (1)	16,500	1,179
frontdoor (1)	12,150	473
Graham Holdings, Class B	1,090	440
Grand Canyon Education (1)	9,300	743
H&R Block	6,300	103
K12 (1)	4,400	116
Regis (1)(2)	21,300	131
Service Corp. International	33,131	1,397
ServiceMaster Global Holdings (1)	25,200	1,005
Strategic Education	4,825	441
Vivint Smart Home (1)	2,900	50
WW International (1)	14,500	274
		8,378
Hotels, Restaurants & Leisure 2.3%
Aramark	40,700	1,076
BJ's Restaurants	6,133	181
Bloomin' Brands	7,700	118
Boyd Gaming	15,700	482
Brinker International	8,479	362
Caesars Entertainment (1)(2)	22,000	1,233
Canterbury Park Holding	24,581	299
Cheesecake Factory	7,540	209
Choice Hotels International	6,300	541
Churchill Downs	6,800	1,114
Cracker Barrel Old Country Store	5,600	642
Dave & Buster's Entertainment	3,800	58
Denny's (1)	23,700	237
Dine Brands Global	5,400	295
DraftKings, Class A (1)(2)	33,500	1,971
Dunkin' Brands Group	14,796	1,212

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Everi Holdings (1)	37,400	309
Extended Stay America	36,900	441
Hilton Grand Vacations (1)	12,010	252
Hyatt Hotels, Class A	7,800	416
Jack in the Box	5,900	468
Marriott Vacations Worldwide	4,579	416
Papa John's International	4,340	357
Penn National Gaming (1)(2)	23,004	1,672
Planet Fitness, Class A (1)	16,926	1,043
Red Robin Gourmet Burgers (1)	4,450	59
Red Rock Resorts, Class A	20,900	357
Scientific Games (1)	15,430	539
Shake Shack, Class A (1)(2)	6,500	419
Six Flags Entertainment	14,600	296
Texas Roadhouse	9,000	547
Vail Resorts	7,000	1,498
Wendy's	33,140	739
Wingstop	4,800	656
Wyndham Destinations	10,600	326
Wyndham Hotels & Resorts	9,800	495
		21,335
Household Durables 1.0%
Cavco Industries (1)	900	162
GoPro, Class A (1)	63,100	286
Helen of Troy (1)	4,500	871
Hovnanian Enterprises, Class A (1)(2)	5,284	172
iRobot (1)(2)	6,400	486
KB Home	16,500	633
La-Z-Boy	11,350	359
LGI Homes (1)	1,537	178
M/I Homes (1)	10,170	468
MDC Holdings	5,243	247
Meritage Homes (1)	7,300	806
Taylor Morrison Home (1)	26,000	639
Tempur Sealy International (1)	7,550	673
Toll Brothers	26,120	1,271

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TopBuild (1)	3,800	649
TRI Pointe Group (1)	40,500	735
Tupperware Brands	13,520	273
Universal Electronics (1)	6,200	234
		9,142
Internet & Direct Marketing Retail 0.8%
1-800-Flowers. com, Class A (1)	19,268	481
Chewy, Class A (1)(2)	4,841	265
Groupon (1)(2)	9,095	186
GrubHub (1)	14,600	1,056
Overstock. com (1)	4,900	356
Quotient Technology (1)	18,690	138
Qurate Retail, Series A	55,150	396
Stamps. com (1)	3,000	723
Wayfair, Class A (1)(2)	12,100	3,521
		7,122
Leisure Products 0.6%
Acushnet Holdings	800	27
Brunswick	16,200	954
Callaway Golf	15,600	299
Malibu Boats, Class A (1)	5,000	248
Marine Products	8,600	134
Mattel (1)	55,539	650
Peloton Interactive, Class A (1)	27,200	2,699
Polaris Industries	7,540	711
YETI Holdings (1)	5,000	227
		5,949
Multiline Retail 0.3%
Big Lots	15,500	691
Dillard's, Class A (2)	6,700	245
Kohl's	18,700	346
Ollie's Bargain Outlet Holdings (1)	13,700	1,197
		2,479
Specialty Retail 2.0%
Aaron's	15,135	857

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Abercrombie & Fitch, Class A	18,800	262
American Eagle Outfitters (2)	39,880	591
Asbury Automotive Group (1)	3,340	325
At Home Group (1)	2,000	30
AutoNation (1)	5,400	286
Burlington Stores (1)	12,500	2,576
Caleres	13,430	128
Camping World Holdings, Class A	8,200	244
Carvana (1)(2)	10,634	2,372
Chico's FAS	143,300	139
Designer Brands, Class A (2)	13,800	75
Dick's Sporting Goods (2)	10,100	585
Express (1)(2)	56,200	34
Five Below (1)	11,300	1,435
Floor & Decor Holdings, Class A (1)	11,000	823
Foot Locker	8,603	284
GameStop, Class A (1)(2)	18,600	190
Genesco (1)	5,300	114
Group 1 Automotive	4,200	371
Guess?	8,820	103
Lithia Motors, Class A	3,500	798
Monro	6,500	264
Murphy USA (1)	4,500	577
National Vision Holdings (1)	9,922	379
ODP	9,957	194
Penske Automotive Group	4,016	191
Rent-A-Center	13,550	405
RH (1)(2)	3,600	1,377
Sally Beauty Holdings (1)(2)	17,100	149
Sleep Number (1)	6,500	318
Sonic Automotive, Class A	5,120	206
Sportsman's Warehouse Holdings (1)	27,900	399
Urban Outfitters (1)	16,800	350
Williams-Sonoma	15,000	1,357
		18,788

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings (1)	27,898	502
Carter's	6,800	589
Charles & Colvard (1)	2,868	2
Columbia Sportswear	3,962	345
Crocs (1)	18,200	778
Deckers Outdoor (1)	3,400	748
Kontoor Brands	6,000	145
Lululemon Athletica (1)	20,200	6,653
Movado Group	16,100	160
Oxford Industries	4,800	194
Skechers USA, Class A (1)	23,000	695
Steven Madden	15,650	305
Wolverine World Wide	15,200	393
		11,509
Total Consumer Discretionary		147,426
CONSUMER STAPLES 2.5%

Beverages 0.4%
Boston Beer, Class A (1)	1,500	1,325
Coca-Cola Consolidated	1,100	265
Craft Brew Alliance (1)	5,700	94
Keurig Dr Pepper	67,600	1,866
National Beverage (1)(2)	2,448	166
Willamette Valley Vineyards (1)	10,850	67
		3,783
Food & Staples Retailing 0.5%
Andersons	9,350	179
BJ's Wholesale Club Holdings (1)	18,200	756
Casey's General Stores	6,500	1,155
Chef's Warehouse (1)	8,400	122
Grocery Outlet Holding (1)	4,832	190
Ingles Markets, Class A (2)	1,600	61
Performance Food Group (1)	18,520	641
PriceSmart	3,150	210
Rite Aid (1)(2)	4,400	42

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SpartanNash	8,800	144
Sprouts Farmers Market (1)	22,600	473
U. S. Foods Holding (1)	40,200	893
		4,866
Food Products 1.1%
Beyond Meat (1)(2)	6,100	1,013
Bunge	19,102	873
Cal-Maine Foods (1)	3,600	138
Darling Ingredients (1)	31,600	1,138
Farmer Bros. (1)	7,000	31
Flowers Foods	34,183	832
Fresh Del Monte Produce	7,700	176
Freshpet (1)	4,200	469
Hain Celestial Group (1)	10,900	374
Hostess Brands (1)	18,200	224
Ingredion	7,800	590
J&J Snack Foods	1,940	253
John B. Sanfilippo & Son	3,900	294
Lancaster Colony	4,165	745
Post Holdings (1)	14,985	1,289
Sanderson Farms	4,540	536
Seaboard	20	57
Simply Good Foods (1)	19,727	435
TreeHouse Foods (1)	15,843	642
		10,109
Household Products 0.2%
Central Garden & Pet, Class A (1)	7,900	285
Energizer Holdings	13,550	530
Spectrum Brands Holdings	1,811	104
WD-40	2,800	530
		1,449
Personal Products 0.2%
Edgewell Personal Care (1)	5,650	157
Herbalife Nutrition (1)	15,300	714
Inter Parfums	6,700	250

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lifevantage (1)	13,500	163
Medifast	3,300	543
Nu Skin Enterprises, Class A	7,800	391
USANA Health Sciences (1)	500	37
		2,255
Tobacco 0.1%
22nd Century Group (1)(2)	66,700	43
Universal	7,140	299
Vector Group	23,282	225
		567
Total Consumer Staples		23,029
ENERGY 1.3%

Energy Equipment & Services 0.3%
Archrock	35,567	191
ChampionX (1)	49,500	396
Core Laboratories	15,880	242
DMC Global	7,000	231
Dril-Quip (1)	11,400	282
Matrix Service (1)	24,800	207
Oceaneering International (1)	58,600	206
Patterson-UTI Energy	7,500	21
SEACOR Holdings (1)	6,450	188
SEACOR Marine Holdings (1)	5,487	11
Solaris Oilfield Infrastructure, Class A	28,300	180
Transocean (1)(2)	266,500	215
		2,370
Oil, Gas & Consumable Fuels 1.0%
Adams Resources & Energy	2,500	50
Antero Midstream	28,100	151
Bonanza Creek Energy (1)	7,300	137
Callon Petroleum (1)(2)	11,732	57
Cheniere Energy (1)	41,200	1,906
Cimarex Energy	23,472	571
CNX Resources (1)	23,800	225
CONSOL Energy (1)	27,900	124

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Continental Resources (2)	3,600	44
CVR Energy	9,400	116
Delek U.S. Holdings	10,343	115
EQT	51,400	665
Equitrans Midstream	60,000	508
HighPoint Resources (1)(2)	236,332	54
International Seaways	3,500	51
Kosmos Energy (2)	169,904	166
Murphy Oil	46,900	418
Northern Oil & Gas (1)(2)	31,100	178
Ovintiv (2)	45,500	371
Parsley Energy, Class A	46,200	432
PDC Energy (1)	35,900	445
Peabody Energy	46,100	106
Range Resources	13,600	90
Renewable Energy Group (1)	8,200	438
REX American Resources (1)	2,650	174
Southwestern Energy (1)	49,600	117
Targa Resources	53,100	745
Uranium Energy (1)(2)	114,400	114
W&T Offshore (1)(2)	63,300	114
World Fuel Services	12,200	259
WPX Energy (1)	65,800	322
		9,263
Total Energy		11,633
FINANCIALS 12.0%

Banks 3.5%
1st Source	5,852	181
Ameris Bancorp	9,100	207
Arrow Financial	3,555	89
Associated Banc-Corp	30,627	387
Atlantic Capital Bancshares (1)	2,379	27
Atlantic Union Bankshares	10,729	229
Banc of California	31,400	318
BancFirst	7,800	319

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bancorp (1)	15,900	137
BancorpSouth Bank	14,575	283
Bank of Hawaii	5,466	276
Bank OZK	14,200	303
BankUnited	28,618	627
Banner	9,373	302
BOK Financial	1,760	91
Boston Private Financial Holdings	27,599	152
Brookline Bancorp	24,129	209
Cadence BanCorp	46,618	400
Cambridge Bancorp	700	37
Camden National	5,400	163
Cathay General Bancorp	5,556	120
Century Bancorp, Class A	3,450	227
CIT Group	7,700	136
City Holding	5,950	343
Columbia Banking System	13,850	330
Commerce Bancshares	14,162	797
Community Bank System	8,028	437
Community Trust Bancorp	7,372	208
ConnectOne Bancorp	13,883	195
Cullen/Frost Bankers	9,350	598
CVB Financial	12,306	205
Eagle Bancorp	11,500	308
East West Bancorp	34,800	1,139
First Bancorp North Carolina	10,375	217
First BanCorp Puerto Rico	27,200	142
First Busey	6,091	97
First Citizens BancShares, Class A	970	309
First Commonwealth Financial	38,900	301
First Community Bankshares	9,200	166
First Financial	4,050	127
First Financial Bancorp	20,572	247
First Financial Bankshares (2)	19,076	532
First Hawaiian	10,500	152
First Horizon National	73,006	688

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

First Merchants	11,813	274
First Midwest Bancorp	17,893	193
First United	4,211	49
Flushing Financial	9,825	103
FNB	50,567	343
Fulton Financial	19,102	178
German American Bancorp	5,433	147
Glacier Bancorp	14,712	472
Great Southern Bancorp	1,500	54
Great Western Bancorp	11,600	144
Hancock Whitney	13,835	260
Hilltop Holdings	18,898	389
Home BancShares	35,076	532
Hope Bancorp	30,600	232
Independent Bank	7,750	406
Independent Bank Group	3,000	133
International Bancshares	9,002	235
Investors Bancorp	50,135	364
Macatawa Bank	17,200	112
National Bank Holdings, Class A	15,000	394
NBT Bancorp	10,180	273
Nicolet Bankshares (1)	400	22
Northrim BanCorp	8,425	215
OceanFirst Financial	18,114	248
OFG Bancorp	16,400	204
Old National Bancorp	23,530	296
Pacific Premier Bancorp	15,500	312
PacWest Bancorp	19,712	337
Park National	2,440	200
Peapack Gladstone Financial	5,757	87
Peoples Bancorp	3,550	68
Pinnacle Financial Partners	12,649	450
Popular	21,530	781
Preferred Bank	2,159	69
Premier Financial Bancorp	10,262	111
Prosperity Bancshares	12,860	667

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Renasant	8,352	190
S&T Bancorp	12,800	226
Sandy Spring Bancorp	12,930	298
Seacoast Banking (1)	21,539	388
ServisFirst Bancshares	4,900	167
Signature Bank	11,600	963
Simmons First National, Class A	9,210	146
South State	7,248	349
Southside Bancshares	12,690	310
Sterling Bancorp	49,395	520
Stock Yards Bancorp	7,981	272
Synovus Financial	31,332	663
TCF Financial	28,745	672
Texas Capital Bancshares (1)	9,000	280
Tompkins Financial	2,417	137
Towne Bank	15,678	257
TriCo Bancshares	3,900	96
Trustmark	11,800	253
UMB Financial	5,312	260
Umpqua Holdings	41,864	445
United Bankshares	12,800	275
United Community Banks	18,596	315
Univest Financial	11,500	165
Valley National Bancorp	26,700	183
Washington Trust Bancorp	1,000	31
Webster Financial	21,910	579
WesBanco	16,542	353
West Bancorporation	10,800	171
Westamerica Bancorporation	3,946	215
Western Alliance Bancorp	23,719	750
Wintrust Financial	1,800	72
		32,113
Capital Markets 2.9%
Affiliated Managers Group	2,500	171
Apollo Global Management	31,100	1,392
Ares Management, Class A	7,100	287

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BGC Partners, Class A	77,700	187
Blackstone Group, Class A	108,700	5,674
Blucora (1)	13,100	123
Calamos Asset Management, Class A, EC (1)(3)	15,300	—
Carlyle Group (2)	9,500	234
Cohen & Steers	7,000	390
Cowen, Class A	13,924	227
Donnelley Financial Solutions (1)	27,275	364
Eaton Vance	16,466	628
Evercore, Class A	7,500	491
FactSet Research Systems	6,100	2,043
Federated Hermes, Class B	6,400	138
Hamilton Lane, Class A	900	58
Houlihan Lokey	4,415	261
Interactive Brokers Group, Class A	14,400	696
Janus Henderson Group	17,828	387
KKR	101,207	3,475
Lazard, Class A	24,500	810
LPL Financial Holdings	14,100	1,081
Moelis, Class A	2,400	84
Morningstar	4,400	707
Piper Sandler	5,950	434
PJT Partners, Class A	600	36
SEI Investments	17,256	875
Stifel Financial	7,086	358
StoneX Group (1)	5,681	291
TD Ameritrade Holding	47,268	1,851
Tradeweb Markets, Class A	13,908	807
U. S. Global Investors, Class A	56,500	134
Virtu Financial, Class A	17,596	405
Virtus Investment Partners	4,334	601
Waddell & Reed Financial, Class A (2)	21,740	323
		26,023
Consumer Finance 0.7%
Ally Financial	76,300	1,913
Credit Acceptance (1)(2)	2,000	677

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Encore Capital Group (1)	8,200	317
EZCORP, Class A (1)	16,100	81
FirstCash	6,838	391
Green Dot, Class A (1)	13,600	688
LendingTree (1)(2)	825	253
Navient	26,700	226
Nelnet, Class A	3,222	194
OneMain Holdings	13,800	431
PRA Group (1)	17,350	693
Santander Consumer USA Holdings	16,200	295
SLM	74,700	605
		6,764
Diversified Financial Services 0.5%
Cannae Holdings (1)	14,700	548
Equitable Holdings	78,062	1,424
Jefferies Financial Group	44,347	798
Newstar Financial, CVR (1)(3)	6,000	1
On Deck Capital (1)	36,300	58
Voya Financial	29,300	1,404
		4,233
Insurance 2.8%
Alleghany	1,918	998
American Financial Group	13,010	871
American National Group	800	54
Arch Capital Group (1)	64,600	1,890
Argo Group International Holdings	12,687	437
Assured Guaranty	17,500	376
Athene Holding, Class A (1)	11,700	399
Axis Capital Holdings	22,373	985
Brighthouse Financial (1)	1,200	32
Brown & Brown	40,800	1,847
Citizens (1)(2)	20,733	115
CNA Financial	7,000	210
CNO Financial Group	18,700	300
eHealth (1)	5,218	412
Enstar Group (1)	1,900	307

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Erie Indemnity, Class A	2,107	443
FBL Financial Group, Class A	2,742	132
Fidelity National Financial	52,793	1,653
First American Financial	23,730	1,208
Genworth Financial, Class A (1)	134,800	452
Goosehead Insurance, Class A	600	52
Hanover Insurance Group	7,820	729
Horace Mann Educators	9,010	301
James River Group Holdings	8,200	365
Kemper	12,750	852
Kinsale Capital Group	1,918	365
Markel (1)	2,244	2,185
MBIA (1)	13,500	82
Mercury General	11,800	488
National General Holdings	10,100	341
National Western Life Group, Class A	210	38
Old Republic International	43,993	648
Primerica	5,000	566
ProAssurance	16,640	260
Reinsurance Group of America	8,120	773
RenaissanceRe Holdings	7,895	1,340
RLI	2,400	201
Safety Insurance Group	3,215	222
Selective Insurance Group	12,700	654
State Auto Financial	10,770	148
Stewart Information Services	5,080	222
Third Point Reinsurance (1)	24,750	172
Trupanion (1)	8,000	631
United Fire Group	9,100	185
Universal Insurance Holdings	15,000	208
White Mountains Insurance Group	548	427
		25,576
Mortgage Real Estate Investment Trusts 0.8%
AG Mortgage Investment Trust, REIT	24,500	68
AGNC Investment, REIT	77,074	1,072
Annaly Capital Management, REIT	215,520	1,534

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Anworth Mortgage Asset, REIT	103,400	170
Apollo Commercial Real Estate Finance, REIT	23,443	211
Ares Commercial Real Estate, REIT	24,200	221
ARMOUR Residential, REIT	11,725	112
Blackstone Mortgage Trust, Class A, REIT	21,800	479
Cherry Hill Mortgage Investment, REIT	23,561	212
Chimera Investment, REIT	48,420	397
Colony Credit Real Estate, REIT	7,000	34
Dynex Capital, REIT	23,099	351
Granite Point Mortgage Trust, REIT	15,292	108
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2)	6,485	274
Invesco Mortgage Capital, REIT (2)	36,445	99
Ladder Capital, REIT	5,400	38
MFA Financial, REIT (2)	147,300	395
New Residential Investment, REIT	77,350	615
Ready Capital, REIT	15,735	176
Starwood Property Trust, REIT	56,200	848
TPG RE Finance Trust, REIT	6,000	51
Two Harbors Investment, REIT	30,572	156
		7,621
Thrifts & Mortgage Finance 0.8%
Axos Financial (1)	3,500	82
Capitol Federal Financial	24,144	224
Essent Group	21,400	792
Federal Agricultural Mortgage, Class C	1,700	108
HomeStreet	13,200	340
Kearny Financial	31,484	227
Meridian Bancorp	30,065	311
MGIC Investment	63,500	563
Mr Cooper Group (1)	12,485	279
New York Community Bancorp	87,437	723
NMI Holdings, Class A (1)	24,600	438
Northwest Bancshares	16,779	154
Ocwen Financial (1)	6,062	128
PennyMac Financial Services	5,165	300
Provident Financial Services	10,118	123

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Radian Group	45,858	670
TFS Financial	11,100	163
TrustCo Bank	23,750	124
Walker & Dunlop	6,900	366
Washington Federal	16,268	339
Western New England Bancorp	13,100	74
WSFS Financial	17,439	470
		6,998
Total Financials		109,328
HEALTH CARE 15.9%

Biotechnology 7.1%
ACADIA Pharmaceuticals (1)	25,800	1,064
Acceleron Pharma (1)	9,000	1,013
Acorda Therapeutics (1)(2)	169,200	87
Adamas Pharmaceuticals (1)(2)	63,700	262
Adverum Biotechnologies (1)	36,100	372
Agenus (1)(2)	28,900	116
Agios Pharmaceuticals (1)	17,300	605
Akebia Therapeutics (1)	27,012	68
Alector (1)	13,000	137
Alkermes (1)	32,000	530
Allakos (1)(2)	4,455	363
Allogene Therapeutics (1)(2)	7,300	275
Alnylam Pharmaceuticals (1)	20,500	2,985
Altimmune (1)	11,500	152
Amicus Therapeutics (1)	44,000	621
Apellis Pharmaceuticals (1)(2)	15,600	471
AquaBounty Technologies (1)	2,617	12
Arcturus Therapeutics Holdings (1)(2)	4,500	193
Arcus Biosciences (1)	7,000	120
Arena Pharmaceuticals (1)	6,900	516
Arrowhead Pharmaceuticals (1)	25,300	1,089
Atara Biotherapeutics (1)	8,300	108
Athersys (1)(2)	79,200	154
BioCryst Pharmaceuticals (1)(2)	23,200	80

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Biohaven Pharmaceutical Holding (1)(2)	9,829	639
BioMarin Pharmaceutical (1)	29,690	2,259
Bioxcel Therapeutics (1)	1,100	48
Bluebird Bio (1)	9,700	523
Blueprint Medicines (1)	12,100	1,122
BrainStorm Cell Therapeutics (1)(2)	8,600	146
Bridgebio Pharma (1)(2)	9,700	364
CareDx (1)	17,800	675
CASI Pharmaceuticals (1)	24,500	37
Castle Biosciences (1)	1,700	87
CEL-SCI (1)(2)	8,300	106
Celsion (1)	60,200	44
ChemoCentryx (1)	5,500	301
Clovis Oncology (1)(2)	13,750	80
Coherus Biosciences (1)(2)	22,200	407
Constellation Pharmaceuticals (1)(2)	13,100	265
Corbus Pharmaceuticals Holdings (1)(2)	46,800	84
Cue Biopharma (1)	6,300	95
Cymabay Therapeutics (1)	18,600	135
Cytokinetics (1)(2)	6,600	143
Deciphera Pharmaceuticals (1)	2,800	144
Denali Therapeutics (1)	9,500	340
Dynavax Technologies (1)(2)	42,700	184
Editas Medicine (1)(2)	5,300	149
Eidos Therapeutics (1)(2)	900	45
Emergent BioSolutions (1)	8,800	909
Epizyme (1)	25,800	308
Esperion Therapeutics (1)(2)	11,300	420
Exact Sciences (1)	29,000	2,957
Exelixis (1)	62,690	1,533
Fate Therapeutics (1)	13,100	524
FibroGen (1)	17,600	724
Flexion Therapeutics (1)(2)	12,900	134
Global Blood Therapeutics (1)	15,000	827
Halozyme Therapeutics (1)	28,900	759
Heron Therapeutics (1)	27,300	405

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

iBio (1)(2)	66,100	134
Idera Pharmaceuticals (1)(2)	10,200	22
IGM Biosciences (1)(2)	1,400	103
Immunomedics (1)	32,400	2,755
Immunovant (1)	1,400	49
Inovio Pharmaceuticals (1)(2)	35,000	406
Insmed (1)	29,421	946
Invitae (1)(2)	18,700	811
Ionis Pharmaceuticals (1)	25,680	1,219
Iovance Biotherapeutics (1)	25,688	846
Ironwood Pharmaceuticals (1)	35,000	315
Karuna Therapeutics (1)	1,600	124
Karyopharm Therapeutics (1)(2)	3,300	48
Krystal Biotech (1)	4,000	172
Kura Oncology (1)	4,900	150
Lexicon Pharmaceuticals (1)(2)	113,742	164
Ligand Pharmaceuticals (1)(2)	3,586	342
MacroGenics (1)	4,000	101
Mersana Therapeutics (1)	7,800	145
Mirati Therapeutics (1)	9,027	1,499
Moderna (1)(2)	49,400	3,495
Momenta Pharmaceuticals (1)	23,000	1,207
Myriad Genetics (1)	23,180	302
Natera (1)	16,300	1,178
Neoleukin Therapeutics (1)	8,700	104
Neurocrine Biosciences (1)	16,100	1,548
Novavax (1)(2)	9,250	1,002
Oncosec Medical (1)	17,060	58
OPKO Health (1)(2)	63,286	234
PTC Therapeutics (1)	17,400	813
REGENXBIO (1)	9,200	253
Rhythm Pharmaceuticals (1)	2,100	45
Rocket Pharmaceuticals (1)(2)	20,399	466
Sage Therapeutics (1)	13,400	819
Sangamo Therapeutics (1)(2)	47,200	446
Sarepta Therapeutics (1)	14,316	2,010

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Seattle Genetics (1)	21,720	4,250
Seres Therapeutics (1)	6,900	195
Sorrento Therapeutics (1)(2)	52,887	590
Spectrum Pharmaceuticals (1)	100,700	411
SpringWorks Therapeutics (1)	2,500	119
Syros Pharmaceuticals (1)(2)	10,300	91
TG Therapeutics (1)(2)	31,200	835
Translate Bio (1)(2)	25,400	346
Turning Point Therapeutics (1)	1,400	122
Twist Bioscience (1)(2)	5,000	380
Ultragenyx Pharmaceutical (1)	11,700	962
United Therapeutics (1)	8,600	869
Vaxart (1)(2)	28,500	190
VBI Vaccines (1)(2)	45,700	131
Veracyte (1)	6,800	221
Vir Biotechnology (1)(2)	10,400	357
Xencor (1)	19,200	745
XOMA (1)(2)	12,234	230
		64,690
Health Care Equipment & Supplies 2.8%
Allied Healthcare Products (1)	20,000	110
AngioDynamics (1)	20,000	241
AtriCure (1)	2,100	84
Avanos Medical (1)	10,042	334
Cantel Medical	7,100	312
Cardiovascular Systems (1)	13,200	519
Co-Diagnostics (1)(2)	2,800	38
CONMED	5,550	437
CryoLife (1)	11,450	212
CryoPort (1)(2)	4,900	232
Envista Holdings (1)	28,200	696
GenMark Diagnostics (1)	34,300	487
Glaukos (1)(2)	8,000	396
Globus Medical, Class A (1)	18,700	926
Haemonetics (1)	6,400	558
Heska (1)(2)	3,300	326

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hill-Rom Holdings	8,650	722
ICU Medical (1)	4,000	731
Insulet (1)	10,700	2,532
Integer Holdings (1)	5,450	322
Integra LifeSciences Holdings (1)	9,100	430
Invacare	18,600	140
iRhythm Technologies (1)	4,365	1,039
LeMaitre Vascular	11,600	377
LivaNova (1)	7,100	321
Masimo (1)	7,400	1,747
Meridian Bioscience (1)	14,875	253
Merit Medical Systems (1)	10,106	440
Mesa Laboratories (2)	1,900	484
Neogen (1)	9,066	709
Nevro (1)	8,546	1,190
Novocure (1)	9,100	1,013
NuVasive (1)	10,600	515
OraSure Technologies (1)	32,575	396
OrthoPediatrics (1)(2)	700	32
Penumbra (1)(2)	7,300	1,419
Pulse Biosciences (1)(2)	21,100	249
Quidel (1)	7,800	1,711
Rockwell Medical (1)(2)	53,900	58
SeaSpine Holdings (1)	7,497	107
Silk Road Medical (1)	1,400	94
STAAR Surgical (1)	2,100	119
Surgalign Holdings (1)	80,500	146
Surmodics (1)	4,650	181
Tactile Systems Technology (1)(2)	3,850	141
Tandem Diabetes Care (1)	9,900	1,124
Vapotherm (1)	900	26
Wright Medical Group (1)(2)	19,525	596
		25,272
Health Care Providers & Services 1.7%
Acadia Healthcare (1)	17,400	513
Addus HomeCare (1)	300	28

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Amedisys (1)	7,000	1,655
AMN Healthcare Services (1)	10,905	637
BioTelemetry (1)	2,600	119
Brookdale Senior Living (1)	39,000	99
Capital Senior Living (1)	16,500	10
Chemed	3,200	1,537
CorVel (1)	3,650	312
Covetrus (1)	20,501	500
Cross Country Healthcare (1)	18,000	117
Digirad (1)	3,960	10
Encompass Health	14,000	910
Ensign Group	12,700	725
Guardant Health (1)	10,800	1,207
HealthEquity (1)	10,900	560
LHC Group (1)	6,800	1,445
Magellan Health (1)	1,000	76
MEDNAX (1)	27,200	443
Molina Healthcare (1)	11,800	2,160
National Research, Class A	700	34
Owens & Minor	7,500	188
Patterson (2)	19,819	478
Pennant Group (1)	8,550	330
Premier, Class A	7,500	246
Providence Service (1)	4,800	446
RadNet (1)	14,700	226
Select Medical Holdings (1)	18,500	385
Tenet Healthcare (1)	21,000	515
Tivity Health (1)	2,200	31
		15,942
Health Care Technology 1.6%
Allscripts Healthcare Solutions (1)	9,400	77
Change Healthcare (1)	17,465	253
Evolent Health, Class A (1)	25,400	315
HealthStream (1)	7,200	145
HMS Holdings (1)	22,400	536
Inovalon Holdings, Class A (1)	13,200	349

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Inspire Medical Systems (1)	700	90
Livongo Health (1)	11,000	1,541
MTBC (1)(2)	33,800	300
NextGen Healthcare (1)	25,000	318
Omnicell (1)	10,520	785
Teladoc Health (1)(2)	13,800	3,026
Veeva Systems, Class A (1)	22,700	6,383
Vocera Communications (1)	11,900	346
		14,464
Life Sciences Tools & Services 1.3%
10X Genomics, Class A (1)	8,100	1,010
Adaptive Biotechnologies (1)	2,900	141
Avantor (1)	61,973	1,394
Bio-Techne	5,100	1,263
Bruker	27,550	1,095
Charles River Laboratories International (1)	6,600	1,495
Fluidigm (1)	7,800	58
Harvard Bioscience (1)	4,800	15
Luminex	14,100	370
Medpace Holdings (1)	7,000	782
NeoGenomics (1)	27,400	1,011
PPD (1)	14,677	543
PRA Health Sciences (1)	11,900	1,207
Repligen (1)	7,600	1,121
Syneos Health (1)	10,200	542
		12,047
Pharmaceuticals 1.4%
Aerie Pharmaceuticals (1)(2)	10,500	124
Axsome Therapeutics (1)(2)	6,200	442
Cara Therapeutics (1)(2)	21,800	277
Collegium Pharmaceutical (1)	18,600	387
Durect (1)(2)	128,200	219
Elanco Animal Health (1)	67,884	1,896
Endo International (1)	15,100	50
Horizon Therapeutics (1)	32,600	2,532
Innoviva (1)	11,900	124

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Intra-Cellular Therapies (1)	4,300	110
Jazz Pharmaceuticals (1)	7,000	998
MyoKardia (1)	11,900	1,622
Nektar Therapeutics (1)(2)	38,860	645
NuPathe, CVR, Rights, 1/2/24 (1)(2)(3)	81,200	—
Odonate Therapeutics (1)	7,000	94
Omeros (1)(2)	17,000	172
Otonomy (1)	2,600	11
Pacira BioSciences (1)	7,300	439
Phibro Animal Health, Class A	1,800	31
Prestige Consumer Healthcare (1)	7,300	266
Reata Pharmaceuticals, Class A (1)(2)	6,525	636
Relmada Therapeutics (1)(2)	2,900	109
Revance Therapeutics (1)(2)	15,600	392
Royalty Pharma, Class A	11,800	496
Theravance Biopharma (1)(2)	23,500	348
WaVe Life Sciences (1)(2)	28,200	239
Zynerba Pharmaceuticals (1)(2)	59,400	197
		12,856
Total Health Care		145,271
INDUSTRIALS & BUSINESS SERVICES 12.0%

Aerospace & Defense 1.0%
Aerojet Rocketdyne Holdings (1)	11,310	451
AeroVironment (1)	5,200	312
Axon Enterprise (1)	9,979	905
BWX Technologies	19,437	1,094
Cubic	5,100	297
Curtiss-Wright	7,600	709
Ducommun (1)	4,300	142
HEICO	9,871	1,033
HEICO, Class A	9,825	871
Hexcel	12,500	419
Kaman	5,361	209
Maxar Technologies	5,500	137
Mercury Systems (1)	7,300	565

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Moog, Class A	5,630	358
National Presto Industries	2,100	172
Park Aerospace	20,000	218
Spirit AeroSystems Holdings, Class A	17,400	329
Triumph Group (2)	20,400	133
Vectrus (1)	7,944	302
Virgin Galactic Holdings (1)(2)	10,900	210
		8,866
Air Freight & Logistics 0.2%
Air Transport Services Group (1)	7,400	185
Forward Air	2,000	115
Hub Group, Class A (1)	6,400	321
XPO Logistics (1)	18,000	1,524
		2,145
Airlines 0.1%
Allegiant Travel	1,500	180
Hawaiian Holdings	15,600	201
JetBlue Airways (1)	57,600	653
SkyWest	2,530	75
Spirit Airlines (1)	11,800	190
		1,299
Building Products 1.1%
AAON	7,090	427
Advanced Drainage Systems	3,391	212
Apogee Enterprises	7,700	165
Armstrong Flooring (1)	37,349	129
Armstrong Worldwide Industries	8,300	571
Builders FirstSource (1)	27,200	887
Cornerstone Building Brands (1)	24,400	195
Gibraltar Industries (1)	2,000	130
Griffon	11,900	233
Lennox International	5,690	1,551
Masonite International (1)	5,300	521
Owens Corning	21,700	1,493
PGT Innovations (1)	22,700	398

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Resideo Technologies (1)	38,844	427
Simpson Manufacturing	7,100	690
Trex (1)	19,800	1,418
UFP Industries	9,170	518
		9,965
Commercial Services & Supplies 1.0%
ABM Industries	9,350	343
ACCO Brands	17,100	99
ADT	9,400	77
Advanced Disposal Services (1)	4,500	136
Brady, Class A	8,600	344
Brink's	9,549	392
Casella Waste Systems, Class A (1)	7,275	406
Cimpress (1)(2)	3,500	263
Clean Harbors (1)	7,700	431
Covanta Holding	23,604	183
Deluxe	5,628	145
Ennis	8,757	153
Harsco (1)	13,160	183
Healthcare Services Group	15,250	328
Herman Miller	9,950	300
HNI	4,280	134
IAA (1)	19,600	1,021
Interface	11,500	70
KAR Auction Services	29,500	425
Kimball International, Class B	8,690	92
Knoll	13,300	160
Matthews International, Class A	9,000	201
McGrath RentCorp	900	54
MSA Safety	5,800	778
Pitney Bowes	17,700	94
Steelcase, Class A	12,059	122
Stericycle (1)	13,500	851
Tetra Tech	8,050	769
U. S. Ecology	12,300	402
UniFirst	2,300	436

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Viad	8,677	181
		9,573
Construction & Engineering 0.7%
AECOM (1)	26,622	1,114
Aegion (1)	7,350	104
Ameresco, Class A (1)	1,100	37
API Group (1)	4,900	70
Arcosa	9,352	412
Comfort Systems USA	8,706	448
Dycom Industries (1)	5,763	304
EMCOR Group	7,460	505
Fluor	25,009	220
Granite Construction (2)	17,346	305
MasTec (1)	11,850	500
MYR Group (1)	6,400	238
Primoris Services	13,800	249
Sterling Construction (1)	14,800	210
Tutor Perini (1)	17,000	189
Valmont Industries	3,500	435
Willscot Mobile Mini Holdings (1)	37,037	618
		5,958
Electrical Equipment 1.1%
Acuity Brands	5,300	542
Atkore International Group (1)	12,600	286
AZZ	8,400	287
Energous (1)(2)	84,900	250
EnerSys	8,800	591
FuelCell Energy (1)(2)	14,300	30
Generac Holdings (1)	9,100	1,762
GrafTech International	4,400	30
Hubbell	7,233	990
LSI Industries	10,325	70
nVent Electric	33,100	585
Orion Energy Systems (1)	40,900	310
Plug Power (1)	46,700	626
Regal Beloit	6,900	648

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sensata Technologies Holding (1)	22,500	971
Sunrun (1)(2)	15,000	1,156
Thermon Group Holdings (1)	19,300	217
Vertiv Holdings (1)	7,800	135
Vicor (1)	1,900	148
Vivint Solar (1)(2)	3,100	131
		9,765
Industrial Conglomerates 0.1%
Carlisle	8,920	1,092
		1,092
Machinery 2.6%
AGCO	12,250	910
Albany International, Class A	7,003	347
Allison Transmission Holdings	13,900	489
Altra Industrial Motion	15,100	558
Astec Industries	5,700	309
Barnes Group	8,900	318
Chart Industries (1)	8,300	583
Colfax (1)(2)	14,800	464
Crane	641	32
Donaldson	16,542	768
Douglas Dynamics	2,800	96
EnPro Industries	5,350	302
ESCO Technologies	8,540	688
Federal Signal	7,600	222
Franklin Electric	5,500	324
Graco	28,154	1,727
Greenbrier	13,600	400
Helios Technologies	6,900	251
Hillenbrand	16,800	477
Hurco	5,900	168
Hyster-Yale Materials Handling	4,600	171
ITT	13,500	797
John Bean Technologies	6,272	576
Kennametal	16,100	466
Lincoln Electric Holdings	5,580	514

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Meritor (1)	16,900	354
Middleby (1)	11,293	1,013
Mueller Industries	4,900	133
Mueller Water Products, Class A	48,043	499
Navistar International (1)	11,700	509
NN	27,200	140
Nordson	6,820	1,308
Oshkosh	10,300	757
Park-Ohio Holdings	3,000	48
Proto Labs (1)	7,200	932
RBC Bearings (1)	3,600	436
Rexnord	16,900	504
Shyft Group	16,600	313
SPX (1)	11,805	548
SPX FLOW (1)	3,405	146
Tennant	1,800	109
Terex	16,000	310
Timken	10,500	569
Titan International	42,950	124
Toro	12,320	1,034
TriMas (1)	2,200	50
Trinity Industries	24,958	487
Wabash National	12,400	148
Watts Water Technologies, Class A	4,550	456
Welbilt (1)	25,600	158
Woodward	7,000	561
		23,603
Marine 0.1%
Kirby (1)	6,600	239
Matson	16,450	659
		898
Professional Services 1.7%
ASGN (1)	8,950	569
CBIZ (1)	13,150	301
CoreLogic	17,230	1,166
CoStar Group (1)	6,502	5,517

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CRA International	5,050	189
Dun & Bradstreet Holdings (1)	3,500	90
Exponent	10,600	763
Forrester Research (1)	5,200	170
FTI Consulting (1)	6,795	720
Heidrick & Struggles International	10,658	209
Huron Consulting Group (1)	1,200	47
ICF International	500	31
Insperity	8,300	544
Kforce	10,156	327
Korn Ferry	11,600	336
ManpowerGroup	8,942	656
Mastech Digital (1)	11,282	203
TransUnion	29,537	2,485
TriNet Group (1)	9,500	564
TrueBlue (1)	8,700	135
Upwork (1)	5,800	101
		15,123
Road & Rail 1.4%
AMERCO	900	320
ArcBest	4,200	131
Avis Budget Group (1)	13,700	361
Heartland Express	7,323	136
Knight-Swift Transportation Holdings	23,692	964
Landstar System	7,000	878
Lyft, Class A (1)	32,700	901
Marten Transport	4,900	80
Ryder System	7,575	320
Saia (1)	5,200	656
Uber Technologies (1)	207,800	7,581
USA Truck (1)	16,300	154
Werner Enterprises	6,053	254
YRC Worldwide (1)	24,688	97
		12,833
Trading Companies & Distributors 0.9%
Air Lease	13,600	400

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Applied Industrial Technologies	2,162	119
Beacon Roofing Supply (1)	8,800	273
BMC Stock Holdings (1)	4,100	176
DXP Enterprises (1)	8,100	131
GATX	5,950	379
GMS (1)	8,385	202
H&E Equipment Services	11,300	222
HD Supply Holdings (1)	32,100	1,324
Herc Holdings (1)	3,855	153
Lawson Products (1)	3,900	160
MSC Industrial Direct, Class A	6,900	437
NOW (1)	39,700	180
Rush Enterprises, Class A	7,200	364
SiteOne Landscape Supply (1)	10,600	1,293
Titan Machinery (1)	21,300	282
Univar Solutions (1)	21,000	354
Watsco	4,900	1,141
WESCO International (1)	5,858	258
Willis Lease Finance (1)	6,500	120
		7,968
Transportation Infrastructure 0.0%
Macquarie Infrastructure	11,400	307
		307
Total Industrials & Business Services		109,395
INFORMATION TECHNOLOGY 22.9%

Communications Equipment 0.6%
Acacia Communications (1)	840	57
CalAmp (1)	49,500	356
Ciena (1)	19,300	766
CommScope Holding (1)	43,700	393
Comtech Telecommunications	6,460	91
Digi International (1)	17,160	268
EchoStar, Class A (1)	11,544	287
Infinera (1)(2)	48,500	299
Inseego (1)(2)	3,900	40

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

InterDigital	6,060	346
KVH Industries (1)	3,100	28
Lumentum Holdings (1)	13,160	989
NETGEAR (1)	11,500	355
NetScout Systems (1)	4,600	100
PCTEL	2,500	14
Plantronics (2)	12,250	145
Ribbon Communications (1)	37,800	146
Ubiquiti	2,300	383
ViaSat (1)	9,300	320
Viavi Solutions (1)	45,200	530
		5,913
Electronic Equipment, Instruments & Components 1.7%
Arlo Technologies (1)	77,152	406
Arrow Electronics (1)	8,275	651
Avnet	11,350	293
Badger Meter	2,200	144
Belden	13,163	410
Benchmark Electronics	6,100	123
Cognex	31,400	2,044
Coherent (1)	3,900	433
CTS	11,450	252
Dolby Laboratories, Class A	8,440	559
ePlus (1)	2,600	190
Fabrinet (1)	6,000	378
FARO Technologies (1)	4,800	293
II-VI (1)(2)	17,562	712
Insight Enterprises (1)	8,950	506
Itron (1)	2,900	176
Jabil	23,200	795
Kimball Electronics (1)	6,517	75
Knowles (1)	6,900	103
Littelfuse	4,539	805
Methode Electronics	8,450	241
National Instruments	29,625	1,058
Novanta (1)	5,120	539

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

OSI Systems (1)	1,938	151
PC Connection	2,100	86
Plexus (1)	2,060	146
Powerfleet (1)(2)	10,800	61
Rogers (1)	3,250	319
Sanmina (1)	4,000	108
ScanSource (1)	4,300	85
SigmaTron International (1)	1,000	3
SYNNEX	5,500	770
Trimble (1)	41,124	2,003
TTM Technologies (1)(2)	21,050	240
Vishay Intertechnology	23,778	370
Vishay Precision Group (1)	9,383	238
		15,766
IT Services 4.7%
Alliance Data Systems	3,100	130
Black Knight (1)	23,652	2,059
Booz Allen Hamilton Holding	26,300	2,182
CACI International, Class A (1)	4,300	917
CSG Systems International	9,000	369
EPAM Systems (1)	10,200	3,297
Euronet Worldwide (1)	6,350	578
EVERTEC	15,800	548
ExlService Holdings (1)	5,800	383
Fastly, Class A (1)(2)	8,600	806
Genpact	30,500	1,188
GoDaddy, Class A (1)	31,000	2,355
Hackett Group	10,200	114
KBR	15,900	355
Kratos Defense & Security Solutions (1)	32,100	619
LiveRamp Holdings (1)	15,300	792
ManTech International, Class A	1,201	83
MAXIMUS	9,800	670
MongoDB (1)(2)	6,361	1,473
NIC	6,700	132
Okta (1)	19,063	4,077

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Perspecta	33,400	650
PRGX Global (1)	27,100	129
Sabre	55,500	361
Science Applications International	6,071	476
Snowflake, Class A (1)	3,000	753
Square, Class A (1)	56,387	9,166
Sykes Enterprises (1)	9,540	326
TTEC Holdings	4,190	229
Twilio, Class A (1)	23,100	5,708
Unisys (1)	16,100	172
Virtusa (1)	10,200	501
WEX (1)	6,600	917
		42,515
Semiconductors & Semiconductor Equipment 3.7%
ACM Research, Class A (1)	5,000	345
Advanced Energy Industries (1)	5,750	362
Ambarella (1)	3,100	162
Amkor Technology (1)	23,720	266
Brooks Automation	12,000	555
Cabot Microelectronics (1)	3,642	520
Cirrus Logic (1)	12,540	846
Cohu	19,300	332
Cree (1)	18,300	1,166
CyberOptics (1)	8,300	264
Diodes (1)	10,250	579
DSP Group (1)	18,590	245
Enphase Energy (1)	16,200	1,338
Entegris	25,377	1,887
Everspin Technologies (1)	18,000	102
First Solar (1)	16,800	1,112
Impinj (1)(2)	9,300	245
Inphi (1)	10,600	1,190
Kulicke & Soffa Industries	11,900	267
Lattice Semiconductor (1)	27,700	802
MACOM Technology Solutions Holdings (1)	1,600	54
Marvell Technology Group	105,703	4,196

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MaxLinear (1)	22,370	520
MKS Instruments	5,600	612
Monolithic Power Systems	6,955	1,945
NVE	2,200	108
NXP Semiconductors	46,000	5,741
ON Semiconductor (1)	69,360	1,504
Onto Innovation (1)	10,100	301
PDF Solutions (1)	19,901	372
Photronics (1)	23,960	239
Pixelworks (1)	83,300	171
Power Integrations	4,700	260
Semtech (1)	12,400	657
Silicon Laboratories (1)	6,000	587
SolarEdge Technologies (1)	8,600	2,050
SunPower (1)(2)	3,300	41
Synaptics (1)	5,675	456
Universal Display	8,200	1,482
		33,881
Software 11.8%
2U (1)(2)	11,700	396
8x8 (1)(2)	19,700	306
ACI Worldwide (1)	22,800	596
Agilysys (1)	11,352	274
Alarm. com Holdings (1)	10,000	553
Alteryx, Class A (1)(2)	10,791	1,225
Anaplan (1)	20,600	1,289
Appfolio, Class A (1)	1,794	255
Appian (1)(2)	11,200	725
Aspen Technology (1)	14,100	1,785
Asure Software (1)	32,700	247
Avalara (1)	12,023	1,531
Avaya Holdings (1)	9,100	138
Aware (1)	12,000	33
Benefitfocus (1)(2)	9,400	105
Bill. com Holdings (1)	9,500	953
Blackbaud	8,400	469

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Blackline (1)	3,504	314
Bottomline Technologies (1)	8,800	371
Box, Class A (1)	40,500	703
CDK Global	20,300	885
Cerence (1)(2)	7,988	390
Ceridian HCM Holding (1)	21,101	1,744
Cloudera (1)(2)	31,800	346
Cloudflare, Class A (1)	14,200	583
CommVault Systems (1)	12,800	522
Cornerstone OnDemand (1)	9,300	338
Coupa Software (1)	10,900	2,989
Crowdstrike Holdings, Class A (1)	21,310	2,926
Datadog, Class A (1)	27,900	2,850
Digital Turbine (1)	6,900	226
DocuSign (1)	27,800	5,984
Domo, Class B (1)	1,700	65
Dropbox, Class A (1)	28,360	546
Dynatrace (1)	24,373	1,000
Elastic (1)	5,700	615
Envestnet (1)	8,000	617
Everbridge (1)(2)	6,387	803
Fair Isaac (1)	3,985	1,695
FireEye (1)	54,200	669
Five9 (1)	11,400	1,478
Guidewire Software (1)	16,900	1,762
HubSpot (1)	7,800	2,280
J2 Global (1)	10,600	734
LivePerson (1)(2)	15,100	785
Manhattan Associates (1)	11,940	1,140
Medallia (1)(2)	1,700	47
MicroStrategy, Class A (1)	3,306	498
Mimecast (1)	2,000	94
Mitek Systems (1)	40,900	521
MobileIron (1)	86,800	609
NetSol Technologies (1)	6,000	18
New Relic (1)	13,200	744

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nuance Communications (1)	41,111	1,365
Nutanix, Class A (1)(2)	32,000	710
OneSpan (1)	6,400	134
Palo Alto Networks (1)	16,450	4,026
Paylocity Holding (1)	7,800	1,259
Pegasystems	4,000	484
Pluralsight, Class A (1)	7,300	125
Progress Software	1,800	66
Proofpoint (1)	9,800	1,034
PROS Holdings (1)	11,900	380
PTC (1)	20,900	1,729
Q2 Holdings (1)(2)	8,500	776
Qualys (1)	3,200	314
Qumu (1)	15,350	71
Rapid7 (1)	2,500	153
RealPage (1)	13,520	779
RingCentral, Class A (1)	12,779	3,509
SailPoint Technologies Holding (1)	9,500	376
Slack Technologies, Class A (1)(2)	57,200	1,536
Smartsheet, Class A (1)	18,950	937
SolarWinds (1)(2)	3,200	65
Splunk (1)	27,700	5,211
SPS Commerce (1)	7,500	584
SS&C Technologies Holdings	34,000	2,058
SVMK (1)	7,100	157
Tenable Holdings (1)	800	30
Teradata (1)	18,651	423
Trade Desk, Class A (1)(2)	7,600	3,943
Varonis Systems (1)	3,100	358
Verint Systems (1)	15,200	732
VMware, Class A (1)	13,147	1,889
Workday, Class A (1)	28,570	6,146
Workiva (1)	4,100	229
Xperi Holding	9,100	105
Zendesk (1)	21,900	2,254
Zoom Video Communications, Class A (1)	28,200	13,257

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zscaler (1)	11,757	1,654
		107,629
Technology Hardware, Storage & Peripherals 0.4%
3D Systems (1)(2)	47,150	232
Dell Technologies, Class C (1)	30,497	2,064
Diebold Nixdorf (1)	3,200	24
Immersion (1)	49,100	346
Intevac (1)	15,600	86
NCR (1)	21,100	467
Pure Storage, Class A (1)(2)	47,400	730
		3,949
Total Information Technology		209,653
MATERIALS 3.3%

Chemicals 1.5%
AgroFresh Solutions (1)	2,200	5
American Vanguard	5,066	67
Ashland Global Holdings	7,300	518
Avient	16,130	427
Axalta Coating Systems (1)	30,200	669
Balchem	5,900	576
Cabot	12,350	445
Chase	2,050	196
Chemours (2)	29,600	619
Element Solutions (1)	45,600	479
Ferro (1)	25,760	319
GCP Applied Technologies (1)	9,065	190
HB Fuller	6,740	309
Huntsman	37,200	826
Ingevity (1)	9,700	480
Innospec	1,400	89
Koppers Holdings (1)	7,200	151
Livent (1)(2)	12,100	109
Minerals Technologies	4,310	220
NewMarket	1,100	377
Olin	19,130	237

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PQ Group Holdings (1)	5,400	55
Quaker Chemical (2)	1,900	341
RPM International	25,800	2,137
Scotts Miracle-Gro	6,100	933
Sensient Technologies	7,680	443
Stepan	4,600	501
Tredegar	6,900	103
Trinseo	9,100	233
Valvoline	41,087	782
Westlake Chemical	6,142	388
WR Grace	8,200	330
		13,554
Construction Materials 0.1%
Eagle Materials	5,270	455
Summit Materials, Class A (1)	16,092	266
		721
Containers & Packaging 0.7%
AptarGroup	10,460	1,184
Berry Global Group (1)	23,600	1,140
Crown Holdings (1)	21,850	1,680
Graphic Packaging Holding	39,613	558
Greif, Class A	7,100	257
Myers Industries	15,715	208
O-I Glass	51,400	544
Silgan Holdings	7,440	274
Sonoco Products	10,887	556
		6,401
Metals & Mining 0.8%
Alcoa (1)	10,600	123
Allegheny Technologies (1)	28,700	250
Arconic (1)	2,900	55
Carpenter Technology	8,200	149
Century Aluminum (1)	20,800	148
Cleveland-Cliffs (2)	99,080	636
Coeur Mining (1)	61,300	452

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Commercial Metals	13,900	278
Compass Minerals International	5,400	320
Gold Resource	85,200	291
Haynes International	2,200	38
Hecla Mining	129,400	657
Kaiser Aluminum	2,236	120
Materion	5,700	297
Olympic Steel	9,400	107
Reliance Steel & Aluminum	7,600	776
Royal Gold	9,350	1,124
Steel Dynamics	36,628	1,049
SunCoke Energy	28,800	98
TimkenSteel (1)	30,200	107
United States Steel	78,100	573
Worthington Industries	8,463	345
		7,993
Paper & Forest Products 0.2%
Boise Cascade	9,200	367
Clearwater Paper (1)	9,388	356
Domtar	11,016	289
Louisiana-Pacific	22,800	673
PH Glatfelter	13,800	190
Verso, Class A	19,200	152
		2,027
Total Materials		30,696
REAL ESTATE 6.5%

Equity Real Estate Investment Trusts 6.1%
Acadia Realty Trust, REIT	19,550	205
Agree Realty, REIT	7,200	458
Alexander's, REIT	500	123
American Assets Trust, REIT	9,000	217
American Campus Communities, REIT	25,826	902
American Homes 4 Rent, Class A, REIT	50,200	1,430
Americold Realty Trust, REIT	27,631	988
Apple Hospitality, REIT	26,700	257

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bluerock Residential Growth, REIT	46,600	353
Brandywine Realty Trust, REIT	11,043	114
Brixmor Property Group, REIT	38,600	451
Camden Property Trust, REIT	14,900	1,326
CareTrust, REIT	13,200	235
Cedar Realty Trust, REIT	21,500	17
CIM Commercial Trust, REIT	2,994	30
City Office, REIT	34,100	256
Colony Capital, REIT	147,434	403
Community Healthcare Trust, REIT	900	42
CoreCivic, REIT	13,291	106
CorEnergy Infrastructure Trust, REIT (2)	17,840	104
CoreSite Realty, REIT	6,800	808
Corporate Office Properties Trust, REIT	6,700	159
Cousins Properties, REIT	23,931	684
CubeSmart, REIT	44,000	1,422
CyrusOne, REIT	18,200	1,275
DiamondRock Hospitality, REIT	51,151	259
Diversified Healthcare Trust, REIT	29,014	102
Douglas Emmett, REIT	24,100	605
Easterly Government Properties, REIT	7,086	159
EastGroup Properties, REIT	8,050	1,041
Empire State Realty Trust, Class A, REIT	13,300	81
EPR Properties, REIT	14,680	404
Equity Commonwealth, REIT	12,976	346
Equity LifeStyle Properties, REIT	33,380	2,046
Essential Properties Realty Trust, REIT	33,400	612
First Industrial Realty Trust, REIT	16,765	667
Franklin Street Properties, REIT	21,400	78
Gaming and Leisure Properties, REIT	38,592	1,425
GEO Group, REIT	17,266	196
Getty Realty, REIT	6,043	157
Gladstone Commercial, REIT	2,200	37
Gladstone Land, REIT	24,200	364
Global Net Lease, REIT	27,633	439
Global Self Storage, REIT	31,399	126

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Healthcare Realty Trust, REIT	25,180	758
Healthcare Trust of America, Class A, REIT	33,573	873
Hersha Hospitality Trust, REIT	23,200	129
Highwoods Properties, REIT	12,813	430
Hudson Pacific Properties, REIT	13,900	305
Independence Realty Trust, REIT	10,800	125
Innovative Industrial Properties, REIT (2)	5,100	633
Invitation Homes, REIT	81,568	2,283
JBG SMITH Properties, REIT	29,400	786
Kilroy Realty, REIT	14,920	775
Kite Realty Group Trust, REIT	35,100	406
Lamar Advertising, Class A, REIT	13,892	919
Lexington Realty Trust, REIT	26,029	272
Life Storage, REIT	9,200	969
LTC Properties, REIT	12,150	424
Macerich, REIT (2)	14,555	99
Mack-Cali Realty, REIT	5,034	64
Medical Properties Trust, REIT	68,100	1,201
Monmouth Real Estate Investment, REIT	22,800	316
National Health Investors, REIT	8,520	514
National Retail Properties, REIT	24,130	833
National Storage Affiliates Trust, REIT	1,800	59
Office Properties Income Trust, REIT	3,000	62
Omega Healthcare Investors, REIT	36,250	1,085
Outfront Media, REIT	10,794	157
Paramount Group, REIT	60,758	430
Park Hotels & Resorts, REIT	38,000	380
Pebblebrook Hotel Trust, REIT (2)	26,580	333
Pennsylvania Real Estate Investment Trust, REIT (2)	109,231	61
Physicians Realty Trust, REIT	50,200	899
Piedmont Office Realty Trust, Class A, REIT	26,800	364
Postal Realty Trust, Class A, REIT	2,400	36
PotlatchDeltic, REIT	9,559	402
Power, REIT (1)(2)	7,138	141
PS Business Parks, REIT	4,800	587
QTS Realty Trust, Class A, REIT	9,700	611

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rayonier, REIT	27,951	739
Retail Opportunity Investments, REIT	33,500	349
Retail Properties of America, Class A, REIT	72,500	421
Retail Value, REIT	10,967	138
Rexford Industrial Realty, REIT	15,000	686
RLJ Lodging Trust, REIT	19,596	170
RPT Realty, REIT	46,300	252
Ryman Hospitality Properties, REIT	10,926	402
Sabra Health Care, REIT	30,046	414
Safehold, REIT	900	56
Saul Centers, REIT	6,300	167
Service Properties Trust, REIT	31,150	248
SITE Centers, REIT	68,600	494
Spirit Realty Capital, REIT	10,160	343
STAG Industrial, REIT	20,400	622
STORE Capital, REIT	26,900	738
Summit Hotel Properties, REIT	56,800	294
Sun Communities, REIT	14,850	2,088
Sunstone Hotel Investors, REIT	36,974	294
Tanger Factory Outlet Centers, REIT (2)	16,680	101
Taubman Centers, REIT	7,300	243
Terreno Realty, REIT	15,200	832
UMH Properties, REIT	30,700	416
Universal Health Realty Income Trust, REIT	4,550	259
Urban Edge Properties, REIT	6,000	58
Urstadt Biddle Properties, Class A, REIT	10,000	92
VEREIT, REIT	138,140	898
VICI Properties, REIT	71,800	1,678
Washington Real Estate Investment Trust, REIT	13,200	266
Weingarten Realty Investors, REIT	22,940	389
WP Carey, REIT	23,870	1,555
Xenia Hotels & Resorts, REIT	24,000	211
		56,143
Real Estate Management & Development 0.4%
Altisource Portfolio Solutions (1)	10,500	133
eXp World Holdings (1)	1,500	60

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FRP Holdings (1)	1,400	58
Howard Hughes (1)	6,000	346
Jones Lang LaSalle	9,310	890
Kennedy-Wilson Holdings	27,600	401
Newmark Group, Class A	34,204	148
Rafael Holdings, Class B (1)	5,221	81
RE/MAX Holdings, Class A	9,200	301
Realogy Holdings (1)	9,600	91
Redfin (1)(2)	14,900	744
		3,253
Total Real Estate		59,396
UTILITIES 2.1%

Electric Utilities 0.8%
ALLETE	9,682	501
Avangrid	15,800	797
Genie Energy, Class B	23,842	191
Hawaiian Electric Industries	22,600	751
IDACORP	6,010	480
MGE Energy	5,194	326
OGE Energy	27,500	825
Otter Tail	5,450	197
PG&E (1)	272,100	2,555
PNM Resources	13,219	546
Portland General Electric	9,100	323
Spark Energy, Class A	24,300	202
		7,694
Gas Utilities 0.5%
Chesapeake Utilities	5,500	464
National Fuel Gas	12,630	513
New Jersey Resources	19,550	528
Northwest Natural Holding	7,890	358
ONE Gas	9,300	642
RGC Resources	11,879	278
South Jersey Industries	12,240	236
Southwest Gas Holdings	7,300	461

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Spire	8,310	442
UGI	22,790	751
		4,673
Independent Power & Renewable Electricity Producers 0.2%
Clearway Energy, Class C	9,900	267
Ormat Technologies	6,900	408
Vistra	59,030	1,113
		1,788
Multi-Utilities 0.2%
Avista	11,490	392
Black Hills	4,540	243
MDU Resources	21,091	475
NorthWestern	6,200	302
Unitil	4,100	158
		1,570
Water Utilities 0.4%
American States Water	9,100	682
Cadiz (1)(2)	14,600	145
California Water Service Group	7,650	332
Essential Utilities	37,432	1,507
Middlesex Water	8,000	497
SJW Group	2,122	129
		3,292
Total Utilities		19,017
Total Common Stocks (Cost $544,515)		909,803

SHORT-TERM INVESTMENTS 0.4%

Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.09%, (4)(5)	232,116	232
		232

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U. S. Treasury Obligations 0.3%
U. S. Treasury Bills, 0.11%, 3/25/21 (6)	2,750,000	2,749
		2,749

Total Short-Term Investments (Cost $2,981)		2,981
SECURITIES LENDING COLLATERAL 6.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 6.8%
Short-Term Funds 6.8%
T. Rowe Price Short-Term Fund, 0.13% (4)(5)	6,237,314	62,373
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		62,373
Total Securities Lending Collateral (Cost $62,373)		62,373

Total Investments in Securities 106.7%
(Cost $609,869)		$975,157
Other Assets Less Liabilities (6.7)%		(60,892)
Net Assets 100.0%		$914,265

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
(6)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR	Contingent Value Rights
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain.
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 26 Russell 2000 E-Mini Index contracts	12/20	1,956	$(18)
Long, 11 S&P MidCap 400 E-Mini Index contracts	12/20	2,041	(15)
Net payments (receipts) of variation margin to date			43

Variation margin receivable (payable) on open futures contracts			$10

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$121
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$121+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$31,173		¤	¤ $	232
T. Rowe Price Short-Term
Fund	94,682		¤	¤	62,373
Total					$62,605^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $121 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $62,605.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$909,800$	— $	3$	909,803
Short-Term Investments	232	2,749	—	2,981
Securities Lending Collateral	62,373	—	—	62,373
Total Securities	$972,405$	2,749$	3$	975,157
Futures Contracts	10	—	—	10
Total	$972,415$	2,749$	3$	975,167